Earnings per share (Details) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Earnings per share - basic: [Abstract]
Income from continuing operations	$ 35,473	$ 33,614	$ 68,029	$ 67,398
Income allocated to participating securities	(211)	(173)	(325)	(360)
Income available to common shareholders	35,262	33,441	67,704	67,038
Weighted-average shares outstanding (in shares)	51,175	51,163	51,221	51,100
Earnings per share - basic (in dollars per share)	$ 0.69	$ 0.65	$ 1.32	$ 1.31
Earnings per share - diluted: [Abstract]
Income from continuing operations	35,473	33,614	68,029	67,398
Income allocated to participating securities	(98)	(173)	(160)	(360)
Re-measurement of share-based awards classified as liabilities	(23)	(4)	13	51
Income available to common shareholders	$ 35,352	$ 33,437	$ 67,882	$ 67,089
Weighted-average shares outstanding (in shares)	51,175	51,163	51,221	51,100
Dilutive impact of potential common shares (in shares)	513	222	489	200
Weighted-average shares and potential dilutive shares outstanding (in shares)	51,688	51,385	51,710	51,300
Earnings per share - diluted (in dollars per share)	$ 0.68	$ 0.65	$ 1.31	$ 1.31
Antidilutive options excluded from calculation (in shares)	1,449	2,343	1,449	2,343